Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 30.6%
1,687	iShares Core S&P 500 ETF	$496,433	5.1
12,094	iShares Core U.S. Aggregate Bond ETF	1,380,289	14.1
13,382	Schwab U.S. TIPS ETF	768,662	7.8
1,497	Vanguard Real Estate ETF	138,053	1.4
1,340	Vanguard Russell 1000 Growth ETF	220,229	2.2

	Total Exchange-Traded Funds (Cost $2,868,342)	3,003,666	30.6

MUTUAL FUNDS: 69.4%
	Affiliated Investment Companies: 67.5%
31,147	Voya Floating Rate Fund - Class P3	295,896	3.0
30,223	Voya Global Bond Fund - Class P3	295,283	3.0
197,106	Voya Intermediate Bond Fund - Class P3	2,073,552	21.2
11,559	Voya Large Cap Growth Fund - Class P3	539,113	5.5
34,773	Voya Large Cap Value Fund - Class P3	441,618	4.5
8,319	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	99,081	1.0
42,881	Voya Multi-Manager International Factors Fund - Class P3	394,080	4.0
139,337	Voya Short Term Bond Fund - Class P3	1,378,042	14.0
71,656	Voya Strategic Income Opportunities Fund - Class P3	738,777	7.5
31,440	Voya U.S. High Dividend Low Volatility Fund - Class P3	377,594	3.8
		6,633,036	67.5

	Unaffiliated Investment Companies: 1.9%
5,841	TIAA-CREF S&P 500 Index Fund - Class I	190,172	1.9

	Total Mutual Funds (Cost $6,673,615)	6,823,208	69.4

	Total Investments in Securities (Cost $9,541,957)	$9,826,874	100.0
	Assets in Excess of Other Liabilities	1,344	0.0
	Net Assets	$9,828,218	100.0

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,003,666	$—	$—	$3,003,666
Mutual Funds	6,823,208	—	—	6,823,208
Total Investments, at fair value	$9,826,874	$—	$—	$9,826,874

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended August 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P3	$323,320	$31,980	$(55,744)	$(3,660)	$295,896	$5,134	$(442)	$-
Voya Global Bond Fund - Class P3	325,385	21,367	(57,237)	5,768	295,283	4,282	1,282	-
Voya Intermediate Bond Fund - Class P3	2,327,413	495,441	(797,142)	47,840	2,073,552	24,200	40,579	-
Voya Large Cap Growth Fund - Class P3	636,144	127,530	(260,104)	35,543	539,113	-	15,786	-
Voya Large Cap Value Fund - Class P3	505,719	114,009	(189,152)	11,042	441,618	2,933	11,752	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	214,752	19,676	(135,581)	234	99,081	-	7,703	-
Voya Multi-Manager International Factors Fund - Class P3	427,718	42,854	(75,761)	(731)	394,080	-	5,313	-
Voya Short Term Bond Fund - Class P3	1,508,612	115,292	(252,913)	7,051	1,378,042	10,733	5,314	-
Voya Strategic Income Opportunities Fund - Class P3	-	836,278	(103,905)	6,404	738,777	3,468	1,024	-
Voya Strategic Income Opportunities Fund - Class R6	810,458	51,662	(858,229)	(3,891)	-	6,609	277	-
Voya U.S. High Dividend Low Volatility Fund - Class P3	425,247	43,979	(110,785)	19,153	377,594	2,757	3,346	-
	$7,504,768	$1,900,068	$(2,896,553)	$124,753	$6,633,036	$60,116	$91,934	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $9,617,099.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$297,813
Gross Unrealized Depreciation	(88,038)
Net Unrealized Appreciation	$209,775

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 24.4%
2,137	iShares Core S&P 500 ETF	$628,855	4.5
11,644	iShares Core U.S. Aggregate Bond ETF	1,328,929	9.5
13,320	Schwab U.S. TIPS ETF	765,101	5.5
1,896	Vanguard Real Estate ETF	174,849	1.2
3,182	Vanguard Russell 1000 Growth ETF	522,962	3.7

	Total Exchange-Traded Funds
	(Cost $3,255,416)	3,420,696	24.4

MUTUAL FUNDS: 75.6%
	Affiliated Investment Companies: 73.6%
44,374	Voya Floating Rate Fund - Class P3	421,556	3.0
43,068	Voya Global Bond Fund - Class P3	420,778	3.0
300,005	Voya Intermediate Bond Fund - Class P3	3,156,052	22.6
20,230	Voya Large Cap Growth Fund - Class P3	943,519	6.7
57,834	Voya Large Cap Value Fund - Class P3	734,496	5.2
4,245	(1) Voya MidCap Opportunities Fund - Class P3	104,468	0.7
20,735	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	246,958	1.8
106,928	Voya Multi-Manager International Factors Fund - Class P3	982,666	7.0
10,796	Voya Multi-Manager Mid Cap Value Fund - Class P3	105,150	0.8
156,009	Voya Short Term Bond Fund - Class P3	1,542,928	11.0
85,085	Voya Strategic Income Opportunities Fund - Class P3	877,228	6.3
64,124	Voya U.S. High Dividend Low Volatility Fund - Class P3	770,124	5.5
		10,305,923	73.6

	Unaffiliated Investment Companies: 2.0%
8,596	TIAA-CREF S&P 500 Index Fund - Class I	279,871	2.0

	Total Mutual Funds
	(Cost $10,283,890)	10,585,794	75.6

	Total Investments in Securities (Cost $13,539,306)	$14,006,490	100.0
	Assets in Excess of Other Liabilities	1,108	0.0
	Net Assets	$14,007,598	100.0

(1)	Non-income producing security.

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,420,696	$–	$–	$3,420,696
Mutual Funds	10,585,794	–	–	10,585,794
Total Investments, at fair value	$14,006,490	$–	$–	$14,006,490

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P3	$373,216	$63,538	$(10,423)	$(4,775)	$421,556	$6,331	$(295)	$-
Voya Global Bond Fund - Class P3	375,650	51,422	(14,770)	8,476	420,778	5,278	(133)	-
Voya Intermediate Bond Fund - Class P3	2,502,185	807,785	(242,015)	88,097	3,156,052	28,773	16,962	-
Voya Large Cap Growth Fund - Class P3	856,011	250,478	(194,606)	31,636	943,519	-	38,355	-
Voya Large Cap Value Fund - Class P3	645,414	193,140	(118,332)	14,274	734,496	3,968	14,395	-
Voya MidCap Opportunities Fund - Class P3	123,307	14,002	(34,572)	1,731	104,468	-	5,195	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	372,110	56,790	(178,949)	(2,993)	246,958	-	17,212	-
Voya Multi-Manager International Factors Fund - Class P3	988,067	153,157	(192,526)	33,968	982,666	-	(20,828)	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	122,554	17,136	(36,031)	1,491	105,150	-	4,603	-
Voya Short Term Bond Fund - Class P3	1,244,388	329,477	(41,653)	10,716	1,542,928	10,115	668	-
Voya Strategic Income Opportunities Fund - Class P3	-	878,477	(8,116)	6,867	877,228	3,654	79	-
Voya Strategic Income Opportunities Fund - Class R6	748,563	131,481	(876,449)	(3,595)	-	6,578	92	-
Voya U.S. High Dividend Low Volatility Fund - Class P3	736,532	123,451	(126,290)	36,431	770,124	4,642	2,892	-
	$9,087,997	$3,070,334	$(2,074,732)	$222,324	$10,305,923	$69,339	$79,197	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $13,711,250.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$486,347
Gross Unrealized Depreciation	(191,107)

Net Unrealized Appreciation	$295,240

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 30.4%
10,541	iShares Core S&P 500 ETF	$3,101,900	12.4
16,322	iShares Core U.S. Aggregate Bond ETF	1,862,830	7.5
17,201	Schwab U.S. TIPS ETF	988,025	4.0
4,040	Vanguard Real Estate ETF	372,569	1.5
7,533	Vanguard Russell 1000 Growth ETF	1,238,049	5.0

	Total Exchange-Traded Funds (Cost $7,214,303)	7,563,373	30.4

MUTUAL FUNDS: 69.6%
	Affiliated Investment Companies: 67.6%
78,798	Voya Floating Rate Fund - Class P3	748,577	3.0
76,477	Voya Global Bond Fund - Class P3	747,181	3.0
372,912	Voya Intermediate Bond Fund - Class P3	3,923,031	15.7
39,918	Voya Large Cap Growth Fund - Class P3	1,861,760	7.5
97,820	Voya Large Cap Value Fund - Class P3	1,242,312	5.0
12,562	(1) Voya MidCap Opportunities Fund - Class P3	309,151	1.2
52,606	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	626,538	2.5
73,662	Voya Multi-Manager International Equity Fund - Class P3	810,279	3.3
210,215	Voya Multi-Manager International Factors Fund - Class P3	1,931,880	7.8
31,950	Voya Multi-Manager Mid Cap Value Fund - Class P3	311,189	1.3
81,848	Voya Short Term Bond Fund - Class P3	809,481	3.3
36,262	Voya Small Company Fund - Class P3	496,431	2.0
120,870	Voya Strategic Income Opportunities Fund - Class P3	1,246,170	5.0
144,915	Voya U.S. High Dividend Low Volatility Fund - Class P3	1,740,427	7.0
		16,804,407	67.6

	Unaffiliated Investment Companies: 2.0%
15,263	TIAA-CREF S&P 500 Index Fund - Class I	496,957	2.0

	Total Mutual Funds (Cost $16,781,713)	17,301,364	69.6

	Total Investments in Securities (Cost $23,996,016)	$24,864,737	100.0
	Assets in Excess of Other Liabilities	2,561	0.0
	Net Assets	$24,867,298	100.0

(1)	Non-income producing security.

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,563,373	$–	$–	$7,563,373
Mutual Funds	17,301,364	–	–	17,301,364
Total Investments, at fair value	$24,864,737	$–	$–	$24,864,737

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P3	$714,950	$92,250	$(50,737)	$(7,886)	$748,577	$11,609	$(1,396)	$-
Voya Global Bond Fund - Class P3	719,612	72,594	(61,754)	16,729	747,181	9,686	(579)	-
Voya Intermediate Bond Fund - Class P3	3,297,991	1,031,916	(504,529)	97,653	3,923,031	36,561	36,681	-
Voya Large Cap Growth Fund - Class P3	1,761,964	434,398	(465,666)	131,064	1,861,760	-	18,293	-
Voya Large Cap Value Fund - Class P3	1,179,379	337,493	(318,616)	44,056	1,242,312	6,975	11,264	-
Voya MidCap Opportunities Fund - Class P3	295,109	23,185	(29,931)	20,788	309,151	-	(3,485)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	831,235	94,605	(305,140)	5,838	626,538	-	25,895	-
Voya Multi-Manager International Equity Fund - Class P3	767,090	90,821	(66,000)	18,368	810,279	-	(3,696)	-
Voya Multi-Manager International Factors Fund - Class P3	1,832,718	213,786	(151,947)	37,323	1,931,880	-	(16,609)	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	293,302	32,602	(33,234)	18,519	311,189	-	(6,091)	-
Voya Short Term Bond Fund - Class P3	774,549	90,460	(60,923)	5,395	809,481	5,636	1,181	-
Voya Small Company Fund - Class P3	469,916	55,929	(54,422)	25,008	496,431	-	(10,140)	-
Voya Strategic Income Opportunities Fund - Class P3	-	1,261,908	(26,357)	10,619	1,246,170	5,254	259	-
Voya Strategic Income Opportunities Fund - Class R6	1,194,895	119,964	(1,309,121)	(5,738)	-	9,944	715	-
Voya U.S. High Dividend Low Volatility Fund - Class P3	1,646,050	184,142	(169,567)	79,802	1,740,427	10,888	9,579	-
	$15,778,760	$4,136,053	$(3,607,944)	$497,538	$16,804,407	$96,553	$61,871	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $24,323,111.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$955,874
Gross Unrealized Depreciation	(414,248)

Net Unrealized Appreciation	$541,626

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 33.4%
10,359	iShares Core S&P 500 ETF	$3,048,343	13.5
10,891	iShares Core U.S. Aggregate Bond ETF	1,242,990	5.5
15,651	Schwab U.S. TIPS ETF	898,993	4.0
4,288	Vanguard Real Estate ETF	395,439	1.7
7,883	Vanguard Russell 1000 Growth ETF	1,295,571	5.7
6,259	Vanguard Value ETF	679,227	3.0

	Total Exchange-Traded Funds (Cost $7,229,782)	7,560,563	33.4

MUTUAL FUNDS: 66.6%
	Affiliated Investment Companies: 63.6%
47,793	Voya Floating Rate Fund - Class P3	454,035	2.0
280,006	Voya Intermediate Bond Fund - Class P3	2,945,665	13.1
36,313	Voya Large Cap Growth Fund - Class P3	1,693,635	7.5
71,196	Voya Large Cap Value Fund - Class P3	904,189	4.0
13,715	(1) Voya MidCap Opportunities Fund - Class P3	337,521	1.5
76,588	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	912,159	4.0
144,353	Voya Multi-Manager International Equity Fund - Class P3	1,587,886	7.0
222,113	Voya Multi-Manager International Factors Fund - Class P3	2,041,222	9.0
34,883	Voya Multi-Manager Mid Cap Value Fund - Class P3	339,759	1.5
45,826	Voya Short Term Bond Fund - Class P3	453,218	2.0
32,992	Voya Small Company Fund - Class P3	451,666	2.0
87,974	Voya Strategic Income Opportunities Fund - Class P3	907,010	4.0
113,011	Voya U.S. High Dividend Low Volatility Fund - Class P3	1,357,261	6.0
		14,385,226	63.6

	Unaffiliated Investment Companies: 3.0%
20,830	TIAA-CREF S&P 500 Index Fund - Class I	678,232	3.0

	Total Mutual Funds (Cost $14,821,365)	15,063,458	66.6

	Total Investments in Securities (Cost $22,051,147)	$22,624,021	100.0
	Assets in Excess of Other Liabilities	1,850	0.0
	Net Assets	$22,625,871	100.0

(1)	Non-income producing security.

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,560,563	$–	$–	$7,560,563
Mutual Funds	15,063,458	–	–	15,063,458
Total Investments, at fair value	$22,624,021	$–	$–	$22,624,021

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P3	$406,517	$84,512	$(32,450)	$(4,544)	$454,035	$6,940	$-	$-
Voya Intermediate Bond Fund - Class P3	2,248,720	1,047,025	(423,242)	73,162	2,945,665	27,014	-	-
Voya Large Cap Growth Fund - Class P3	1,499,346	629,410	(538,553)	103,432	1,693,635	-	-	-
Voya Large Cap Value Fund - Class P3	803,673	472,654	(363,216)	(8,922)	904,189	5,028	1	-
Voya MidCap Opportunities Fund - Class P3	302,014	44,598	(29,724)	20,633	337,521	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,012,772	186,995	(311,306)	23,698	912,159	-	-	-
Voya Multi-Manager International Equity Fund - Class P3	1,409,009	267,623	(123,773)	35,027	1,587,886	-	-	-
Voya Multi-Manager International Factors Fund - Class P3	1,815,132	341,916	(150,542)	34,716	2,041,222	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	300,148	54,489	(33,609)	18,731	339,759	-	-	-
Voya Short Term Bond Fund - Class P3	406,527	79,402	(35,535)	2,824	453,218	3,111	-	-
Voya Small Company Fund - Class P3	400,742	76,061	(45,131)	19,994	451,666	-	-	-
Voya Strategic Income Opportunities Fund - Class P3	-	949,854	(49,994)	7,150	907,010	3,799	-	-
Voya Strategic Income Opportunities Fund - Class R6	815,316	132,415	(943,796)	(3,935)	-	7,103	-	-
Voya U.S. High Dividend Low Volatility Fund - Class P3	1,202,873	255,192	(162,490)	61,686	1,357,261	8,380	-	-
	$12,622,789	$4,622,146	$(3,243,361)	$383,652	$14,385,226	$61,375	$1	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $22,260,537.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$714,647
Gross Unrealized Depreciation	(351,163)

Net Unrealized Appreciation	$363,484

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 33.9%
12,184	iShares Core S&P 500 ETF	$3,585,385	15.0
3,144	iShares Core U.S. Aggregate Bond ETF	358,825	1.5
16,568	Schwab U.S. TIPS ETF	951,666	4.0
4,132	Vanguard Global ex-U.S. Real Estate ETF	239,243	1.0
2,594	Vanguard Real Estate ETF	239,218	1.0
10,522	Vanguard Russell 1000 Growth ETF	1,729,291	7.2
9,386	Vanguard Value ETF	1,018,569	4.2

	Total Exchange-Traded Funds
	(Cost $7,869,772)	8,122,197	33.9

MUTUAL FUNDS: 66.1%
	Affiliated Investment Companies: 62.6%
50,611	Voya Floating Rate Fund - Class P3	480,806	2.0
228,143	Voya Intermediate Bond Fund - Class P3	2,400,062	10.0
38,474	Voya Large Cap Growth Fund - Class P3	1,794,450	7.5
75,458	Voya Large Cap Value Fund - Class P3	958,312	4.0
19,364	(1) Voya MidCap Opportunities Fund - Class P3	476,547	2.0
101,386	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,207,507	5.1
196,549	Voya Multi-Manager International Equity Fund - Class P3	2,162,039	9.0
235,219	Voya Multi-Manager International Factors Fund - Class P3	2,161,666	9.0
49,253	Voya Multi-Manager Mid Cap Value Fund - Class P3	479,727	2.0
48,528	Voya Short Term Bond Fund - Class P3	479,938	2.0
34,937	Voya Small Company Fund - Class P3	478,291	2.0
46,581	Voya Strategic Income Opportunities Fund - Class P3	480,246	2.0
119,681	Voya U.S. High Dividend Low Volatility Fund - Class P3	1,437,368	6.0
		14,996,959	62.6

	Unaffiliated Investment Companies: 3.5%
25,754	TIAA-CREF S&P 500 Index Fund - Class I	838,539	3.5

	Total Mutual Funds
	(Cost $15,632,645)	15,835,498	66.1

	Total Investments in Securities (Cost $23,502,417)	$23,957,695	100.0
	Assets in Excess of Other Liabilities	3,614	0.0
	Net Assets	$23,961,309	100.0

(1)	Non-income producing security.

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited)(Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,122,197	$–	$–	$8,122,197
Mutual Funds	15,835,498	–	–	15,835,498
Total Investments, at fair value	$23,957,695	$–	$–	$23,957,695

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P3	$409,798	$96,125	$(19,910)	$(5,207)	$480,806	$7,147	$(592)	$-
Voya Intermediate Bond Fund - Class P3	1,648,827	913,797	(226,597)	64,035	2,400,062	21,264	14,852	-
Voya Large Cap Growth Fund - Class P3	1,512,640	748,315	(562,890)	96,385	1,794,450	-	38,508	-
Voya Large Cap Value Fund - Class P3	811,008	538,075	(394,182)	3,411	958,312	5,116	34,525	-
Voya MidCap Opportunities Fund - Class P3	405,950	68,046	(23,976)	26,527	476,547	-	(2,279)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,225,222	247,358	(300,954)	35,881	1,207,507	-	9,053	-
Voya Multi-Manager International Equity Fund - Class P3	1,826,350	387,406	(89,927)	38,210	2,162,039	-	(7,662)	-
Voya Multi-Manager International Factors Fund - Class P3	1,829,969	384,500	(77,794)	24,991	2,161,666	-	(9,206)	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	403,426	79,801	(24,421)	20,921	479,727	-	(4,378)	-
Voya Short Term Bond Fund - Class P3	409,829	90,856	(24,127)	3,380	479,938	3,204	308	-
Voya Small Company Fund - Class P3	403,978	83,438	(25,134)	16,009	478,291	-	(4,067)	-
Voya Strategic Income Opportunity Fund - Class P3	-	488,075	(11,548)	3,719	480,246	2,019	115	-
Voya Strategic Income Opportunity Fund - Class R3	410,963	70,590	(479,584)	(1,969)	-	3,595	119	-
Voya U.S. High Dividend Low Volatility Fund - Class P3	1,212,615	245,628	(85,453)	64,578	1,437,368	8,531	1,008	-
	$12,510,575	$4,442,010	$(2,346,497)	$390,871	$14,996,959	$50,876	$70,304	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $23,730,876.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$627,204
Gross Unrealized Depreciation	(400,385)

Net Unrealized Appreciation	$226,819

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 38.4%
10,112	iShares Core S&P 500 ETF	$2,975,658	16.5
1,582	iShares Core U.S. Aggregate Bond ETF	180,554	1.0
2,513	iShares Russell Mid-Cap Growth ETF	359,736	2.0
3,118	Vanguard Global ex-U.S. Real Estate ETF	180,532	1.0
2,446	Vanguard Real Estate ETF	225,570	1.2
8,486	Vanguard Russell 1000 Growth ETF	1,394,674	7.7
14,996	Vanguard Value ETF	1,627,366	9.0

	Total Exchange-Traded Funds
	(Cost $6,738,003)	6,944,090	38.4

MUTUAL FUNDS: 61.6%
	Affiliated Investment Companies: 58.1%
172,125	Voya Intermediate Bond Fund - Class P3	1,810,751	10.0
29,049	Voya Large Cap Growth Fund - Class P3	1,354,860	7.5
84,164	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,002,398	5.5
193,648	Voya Multi-Manager International Equity Fund - Class P3	2,130,132	11.8
162,719	Voya Multi-Manager International Factors Fund - Class P3	1,495,389	8.3
37,169	Voya Multi-Manager Mid Cap Value Fund - Class P3	362,025	2.0
36,620	Voya Short Term Bond Fund - Class P3	362,176	2.0
39,548	Voya Small Company Fund - Class P3	541,406	3.0
35,151	Voya Strategic Income Opportunities Fund - Class P3	362,404	2.0
90,470	Voya U.S. High Dividend Low Volatility Fund - Class P3	1,086,542	6.0
		10,508,083	58.1

	Unaffiliated Investment Companies: 3.5%
19,451	TIAA-CREF S&P 500 Index Fund - Class I	633,318	3.5

	Total Mutual Funds
	(Cost $11,010,270)	11,141,401	61.6

	Total Investments in Securities (Cost $17,748,273)	$18,085,491	100.0
	Assets in Excess of Other Liabilities	1,912	0.0
	Net Assets	$18,087,403	100.0

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,944,090	$–	$–	$6,944,090
Mutual Funds	11,141,401	–	–	11,141,401
Total Investments, at fair value	$18,085,491	$–	$–	$18,085,491

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$1,178,165	$682,751	$(100,929)	$50,764	$1,810,751	$15,631	$7,491	$-
Voya Large Cap Growth Fund - Class P3	1,084,156	726,425	(503,208)	47,487	1,354,860	-	55,057	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	948,711	230,442	(216,857)	40,102	1,002,398	-	(5,149)	-
Voya Multi-Manager International Equity Fund - Class P3	1,704,292	432,032	(37,063)	30,871	2,130,132	-	(2,687)	-
Voya Multi-Manager International Factors Fund - Class P3	1,199,067	303,469	(18,971)	11,824	1,495,389	-	(2,029)	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	288,337	68,800	(5,945)	10,833	362,025	-	1,032	-
Voya Short Term Bond Fund - Class P3	292,935	79,111	(12,346)	2,476	362,176	2,375	248	-
Voya Small Company Fund - Class P3	433,102	107,303	(13,921)	14,922	541,406	-	(2,211)	-
Voya Strategic Income Opportunity Fund - Class P3	-	369,247	(9,580)	2,737	362,404	1,514	94	-
Voya Strategic Income Opportunity Fund - Class R3	293,752	57,186	(349,529)	(1,409)	-	2,648	16	-
Voya U.S. High Dividend Low Volatility Fund - Class P3	871,180	614,475	(406,638)	7,525	1,086,542	6,299	45,749	-
	$8,293,697	$3,671,241	$(1,674,987)	$218,132	$10,508,083	$28,467	$97,611	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $17,891,089.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$473,751
Gross Unrealized Depreciation	(279,349)

Net Unrealized Appreciation	$194,402

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 40.3%
11,636	iShares Core S&P 500 ETF	$3,424,125	17.1
1,766	iShares Core U.S. Aggregate Bond ETF	201,554	1.0
3,157	iShares Russell Mid-Cap Growth ETF	451,925	2.2
3,482	Vanguard Global ex-U.S. Real Estate ETF	201,608	1.0
2,732	Vanguard Real Estate ETF	251,945	1.3
10,089	Vanguard Russell 1000 Growth ETF	1,658,127	8.2
17,679	Vanguard Value ETF	1,918,525	9.5

	Total Exchange-Traded Funds
	(Cost $7,842,237)	8,107,809	40.3

MUTUAL FUNDS: 59.7%
	Affiliated Investment Companies: 55.7%
100,386	Voya Intermediate Bond Fund - Class P3	1,056,066	5.3
33,086	Voya Large Cap Growth Fund - Class P3	1,543,140	7.7
3,952	Voya Large Cap Value Fund - Class P3	50,196	0.2
93,572	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,114,438	5.5
247,309	Voya Multi-Manager International Equity Fund - Class P3	2,720,397	13.5
186,333	Voya Multi-Manager International Factors Fund - Class P3	1,712,399	8.5
46,487	Voya Multi-Manager Mid Cap Value Fund - Class P3	452,788	2.3
35,625	Voya Short Term Bond Fund - Class P3	352,333	1.8
43,966	Voya Small Company Fund - Class P3	601,892	3.0
39,082	Voya Strategic Income Opportunities Fund - Class P3	402,931	2.0
99,435	Voya U.S. High Dividend Low Volatility Fund - Class P3	1,194,210	5.9
		11,200,790	55.7

	Unaffiliated Investment Companies: 4.0%
24,437	TIAA-CREF S&P 500 Index Fund - Class I	795,668	4.0

	Total Mutual Funds
	(Cost $11,992,769)	11,996,458	59.7

	Total Investments in Securities (Cost $19,835,006)	$20,104,267	100.0
	Assets in Excess of Other Liabilities	2,928	0.0
	Net Assets	$20,107,195	100.0

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,107,809	$–	$–	$8,107,809
Mutual Funds	11,996,458	–	–	11,996,458
Total Investments, at fair value	$20,104,267	$–	$–	$20,104,267

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$574,491	$595,186	$(141,080)	$27,469	$1,056,066	$9,219	$6,945	$-
Voya Large Cap Growth Fund - Class P3	1,294,876	927,387	(698,136)	19,013	1,543,140	-	100,707	-
Voya Large Cap Value Fund - Class P3	-	156,790	(106,298)	(296)	50,196	-	(3,038)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,224,895	295,595	(423,735)	17,683	1,114,438	-	27,816	-
Voya Multi-Manager International Equity Fund - Class P3	2,347,313	583,992	(272,671)	61,763	2,720,397	-	(23,053)	-
Voya Multi-Manager International Factors Fund - Class P3	1,480,933	370,068	(170,621)	32,019	1,712,399	-	(19,650)	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	388,870	90,137	(36,070)	9,851	452,788	-	5,810	-
Voya Short Term Bond Fund - Class P3	307,283	82,748	(40,101)	2,403	352,333	2,439	423	-
Voya Small Company Fund - Class P3	519,213	124,860	(70,656)	28,475	601,892	-	(13,416)	-
Voya Strategic Income Opportunity Fund - Class P3	-	421,487	(21,512)	2,956	402,931	1,725	227	-
Voya Strategic Income Opportunity Fund - Class R3	352,151	81,892	(432,369)	(1,674)	-	3,159	252	-
Voya U.S. High Dividend Low Volatility Fund - Class P3	1,039,738	735,269	(581,244)	447	1,194,210	7,394	59,784	-
	$9,529,763	$4,465,411	$(2,994,493)	$200,109	$11,200,790	$23,936	$142,807	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $20,006,925.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$412,809
Gross Unrealized Depreciation	(315,467)

Net Unrealized Appreciation	$97,342

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 41.6%
8,476	iShares Core S&P 500 ETF	$2,494,233	18.5
1,182	iShares Core U.S. Aggregate Bond ETF	134,902	1.0
2,113	iShares Russell Mid-Cap Growth ETF	302,476	2.2
2,331	Vanguard Global ex-U.S. Real Estate ETF	134,965	1.0
1,829	Vanguard Real Estate ETF	168,670	1.2
6,958	Vanguard Russell 1000 Growth ETF	1,143,547	8.5
11,522	Vanguard Value ETF	1,250,367	9.2

	Total Exchange-Traded Funds
	(Cost $5,466,027)	5,629,160	41.6

MUTUAL FUNDS: 58.4%
	Affiliated Investment Companies: 53.9%
64,338	Voya Intermediate Bond Fund - Class P3	676,833	5.0
20,267	Voya Large Cap Growth Fund - Class P3	945,230	7.0
2,658	Voya Large Cap Value Fund - Class P3	33,752	0.2
62,917	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	749,336	5.5
178,638	Voya Multi-Manager International Equity Fund - Class P3	1,965,018	14.6
125,324	Voya Multi-Manager International Factors Fund - Class P3	1,151,729	8.5
31,258	Voya Multi-Manager Mid Cap Value Fund - Class P3	304,455	2.3
29,563	Voya Small Company Fund - Class P3	404,716	3.0
26,276	Voya Strategic Income Opportunities Fund - Class P3	270,910	2.0
64,800	Voya U.S. High Dividend Low Volatility Fund - Class P3	778,249	5.8
		7,280,228	53.9

	Unaffiliated Investment Companies: 4.5%
18,690	TIAA-CREF S&P 500 Index Fund - Class I	608,547	4.5

	Total Mutual Funds
	(Cost $7,875,079)	7,888,775	58.4

	Total Investments in Securities (Cost $13,341,106)	$13,517,935	100.0
	Assets in Excess of Other Liabilities	1,973	0.0
	Net Assets	$13,519,908	100.0

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,629,160	$–	$–	$5,629,160
Mutual Funds	7,888,775	–	–	7,888,775
Total Investments, at fair value	$13,517,935	$–	$–	$13,517,935

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$316,839	$409,919	$(67,530)	$17,605	$676,833	$5,621	$3,417	$-
Voya Large Cap Growth Fund - Class P3	697,447	691,552	(447,919)	4,150	945,230	-	65,989	-
Voya Large Cap Value Fund - Class P3	-	102,060	(68,119)	(189)	33,752	-	(1,957)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	731,259	220,336	(229,123)	26,864	749,336	-	1,283	-
Voya Multi-Manager International Equity Fund - Class P3	1,505,181	473,280	(42,608)	29,165	1,965,018	-	(5,006)	-
Voya Multi-Manager International Factors Fund - Class P3	884,149	281,041	(22,496)	9,035	1,151,729	-	(2,464)	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	232,154	68,869	(5,194)	8,626	304,455	-	873	-
Voya Small Company Fund - Class P3	309,967	94,950	(10,899)	10,698	404,716	-	(1,706)	-
Voya Strategic Income Opportunities Fund - Class P3	-	277,764	(8,821)	1,967	270,910	1,135	89	-
Voya Strategic Income Opportunities Fund - Class R6	210,263	54,978	(264,231)	(1,010)	-	2,000	16	-
Voya U.S. High Dividend Low Volatility Fund - Class P3	596,349	560,402	(376,277)	(2,225)	778,249	4,591	39,360	-
	$5,483,608	$3,235,151	$(1,543,217)	$104,686	$7,280,228	$13,347	$99,894	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $13,445,885.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$291,592
Gross Unrealized Depreciation	(219,542)

Net Unrealized Appreciation	$72,050

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 42.6%
8,664	iShares Core S&P 500 ETF	$2,549,555	19.4
1,147	iShares Core U.S. Aggregate Bond ETF	130,907	1.0
2,277	iShares Russell Mid-Cap Growth ETF	325,953	2.5
2,260	Vanguard Global ex-U.S. Real Estate ETF	130,854	1.0
1,774	Vanguard Real Estate ETF	163,598	1.2
6,748	Vanguard Russell 1000 Growth ETF	1,109,034	8.5
10,872	Vanguard Value ETF	1,179,829	9.0

	Total Exchange-Traded Funds
	(Cost $5,423,283)	5,589,730	42.6

MUTUAL FUNDS: 57.4%

	Affiliated Investment Companies: 52.9%
74,870	Voya Intermediate Bond Fund - Class P3	787,636	6.0
19,652	Voya Large Cap Growth Fund - Class P3	916,580	7.0
5,155	Voya Large Cap Value Fund - Class P3	65,464	0.5
61,013	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	726,667	5.5
173,236	Voya Multi-Manager International Equity Fund - Class P3	1,905,596	14.6
121,534	Voya Multi-Manager International Factors Fund - Class P3	1,116,900	8.5
33,681	Voya Multi-Manager Mid Cap Value Fund - Class P3	328,054	2.5
28,669	Voya Small Company Fund - Class P3	392,478	3.0
57,378	Voya U.S. High Dividend Low Volatility Fund - Class P3	689,108	5.3
		6,928,483	52.9

	Unaffiliated Investment Companies: 4.5%
18,125	TIAA-CREF S&P 500 Index Fund - Class I	590,165	4.5

	Total Mutual Funds
	(Cost $7,491,003)	7,518,648	57.4

	Total Investments in Securities (Cost $12,914,286)	$13,108,378	100.0
	Assets in Excess of Other Liabilities	1,511	0.0
	Net Assets	$13,109,889	100.0

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,589,730	$–	$–	$5,589,730
Mutual Funds	7,518,648	–	–	7,518,648
Total Investments, at fair value	$13,108,378	$–	$–	$13,108,378

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$382,948	$476,405	$(92,224)	$20,507	$787,636	$6,643	$4,400	$-
Voya Large Cap Growth Fund - Class P3	610,958	866,912	(572,301)	11,011	916,580	-	57,138	-
Voya Large Cap Value Fund - Class P3	-	132,755	(66,941)	(350)	65,464	-	(1,925)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	710,281	284,410	(279,231)	11,207	726,667	-	17,991	-
Voya Multi-Manager International Equity Fund - Class P3	1,364,616	574,155	(51,856)	18,681	1,905,596	-	3,392	-
Voya Multi-Manager International Factors Fund - Class P3	801,612	342,009	(33,817)	7,096	1,116,900	-	(1,428)	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	233,848	93,300	(7,490)	8,396	328,054	-	1,273	-
Voya Small Company Fund - Class P3	281,007	115,310	(14,223)	10,384	392,478	-	(2,245)	-
Voya U.S. High Dividend Low Volatility Fund - Class P3	495,719	669,991	(477,281)	679	689,108	4,069	33,093	-
	$4,880,989	$3,555,247	$(1,595,364)	$87,611	$6,928,483	$10,712	$111,689	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $12,965,077.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$273,391
Gross Unrealized Depreciation	(130,090)

Net Unrealized Appreciation	$143,301

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 42.9%
3,955	iShares Core S&P 500 ETF	$1,163,838	19.5
523	iShares Core U.S. Aggregate Bond ETF	59,690	1.0
1,039	iShares Russell Mid-Cap Growth ETF	148,733	2.5
1,290	Vanguard Global ex-U.S. Real Estate ETF	74,691	1.2
971	Vanguard Real Estate ETF	89,546	1.5
3,080	Vanguard Russell 1000 Growth ETF	506,198	8.5
4,824	Vanguard Value ETF	523,500	8.7

	Total Exchange-Traded Funds
	(Cost $2,489,940)	2,566,196	42.9

MUTUAL FUNDS: 57.1%
	Affiliated Investment Companies: 52.6%
31,329	Voya Intermediate Bond Fund - Class P3	329,576	5.5
8,971	Voya Large Cap Growth Fund - Class P3	418,427	7.0
2,353	Voya Large Cap Value Fund - Class P3	29,881	0.5
27,849	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	331,684	5.6
79,074	Voya Multi-Manager International Equity Fund - Class P3	869,812	14.5
55,474	Voya Multi-Manager International Factors Fund - Class P3	509,804	8.5
15,374	Voya Multi-Manager Mid Cap Value Fund - Class P3	149,739	2.5
13,086	Voya Small Company Fund - Class P3	179,145	3.0
27,437	Voya U.S. High Dividend Low Volatility Fund - Class P3	329,520	5.5
		3,147,588	52.6

	Unaffiliated Investment Companies: 4.5%
8,275	TIAA-CREF S&P 500 Index Fund - Class I	269,437	4.5

	Total Mutual Funds
	(Cost $3,425,716)	3,417,025	57.1

	Total Investments in Securities (Cost $5,915,656)	$5,983,221	100.0
	Assets in Excess of Other Liabilities	675	0.0
	Net Assets	$5,983,896	100.0

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,566,196	$–	$–	$2,566,196
Mutual Funds	3,417,025	–	–	3,417,025
Total Investments, at fair value	$5,983,221	$–	$–	$5,983,221

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$164,944	$187,163	$(31,086)	$8,555	$329,576	$2,761	$1,907	$-
Voya Large Cap Growth Fund - Class P3	300,542	350,797	(237,338)	4,426	418,427	-	26,195	-
Voya Large Cap Value Fund - Class P3	-	62,023	(32,002)	(140)	29,881	-	(902)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	349,502	113,007	(137,687)	6,862	331,684	-	5,490	-
Voya Multi-Manager International Equity Fund - Class P3	671,504	232,841	(41,451)	6,918	869,812	-	2,439	-
Voya Multi-Manager International Factors Fund - Class P3	394,437	136,284	(23,043)	2,126	509,804	-	59	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	115,068	37,546	(6,406)	3,531	149,739	-	955	-
Voya Small Company Fund - Class P3	138,272	46,558	(11,342)	5,657	179,145	-	(1,953)	-
Voya U.S. High Dividend Low Volatility Fund - Class P3	255,341	267,034	(194,196)	1,341	329,520	1,920	14,430	-
	$2,389,610	$1,433,253	$(714,551)	$39,276	$3,147,588	$4,681	$48,620	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $5,946,168.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$116,735
Gross Unrealized Depreciation	(79,682)

Net Unrealized Appreciation	$37,053